RELATED PARTY TRANSACTIONS - Schedule of ROU Assets And Lease Liabilities Attributable To Related Party Transactions (Details - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Right-of-use assets	$ 95,846	$ 100,249
Lease Liability	144,339
Finance Leases
ROU Asset	14,811	17,633
Lease Liability	22,618
Related Party | Lessor Has Minority Interest in Medmar
Operating Leases
Right-of-use assets	1,158	1,294
Lease Liability	1,216	1,345
Finance Leases
ROU Asset	1,423	1,729
Lease Liability	1,929	2,210
Related Party | Lessor is an MVS Shareholder
Operating Leases
Right-of-use assets	0	5,332
Lease Liability	0	5,429
Finance Leases
ROU Asset	0	583
Lease Liability	$ 0	$ 502